UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.8%
Alabama 0.3%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,163,380
Mobile, AL, Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.26% *, 6/1/2032, LOC: Bayerische Landesbank	1,500,000	1,500,000

		4,663,380
Arizona 2.7%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,093,210
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011, INS: NATL	35,000	35,180
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,205,350
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,306,200
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	3,890,175
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	3,315,000	3,864,527
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,023,480
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,839,635
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,388,800

		36,646,557
California 15.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,196,200
Series F-1, 5.25%, 4/1/2029	2,500,000	2,578,825
California, Department of Water Resources Power Supply Revenue, Series A, Prerefunded 5/1/2012 @ 101, 5.5%, 5/1/2015, INS: AMBAC	10,000,000	10,697,300
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded 5/1/2012 @ 101, 5.875%, 5/1/2016	7,000,000	7,518,840
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC, NATL	10,000,000	11,094,900
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,102,440
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,127,314
California, Kern Water Bank Authority Revenue, Series A, 0.2% *, 7/1/2028, LOC: Wells Fargo Bank NA	900,000	900,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, USA Waste Services, Inc. Project, Series B, 1.75%, Mandatory Put 6/1/2011 @ 100, 6/1/2018	4,100,000	4,094,834
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	11,156,794
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, 5.25%, 12/1/2016, INS: FGIC, NATL	2,955,000	3,205,939
Series Y, Prerefunded 6/1/2013 @ 100, 5.25%, 12/1/2016, INS: FGIC	45,000	49,624
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,570,600
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	10,381,100
5.75%, 4/1/2027	5,000,000	5,279,150
6.0%, 4/1/2018	1,700,000	1,985,481
6.0%, 3/1/2033	3,765,000	3,958,709
California, State Kindergarten, Series A8, 0.26% *, 5/1/2034, LOC: Citibank NA, California State Teacher's Retirement System	900,000	900,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	7,731,010
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,062,860
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	3,010,000	3,109,842
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,595,300
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, Series B, 0.21% *, 6/1/2032, LOC: Lloyds TSB Bank PLC	2,100,000	2,100,000
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	25,000	25,772
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	9,974,000
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-7, 0.23% *, 7/1/2035, SPA: Helaba	1,400,000	1,400,000
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,940,398
Series A, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,376,962
Los Angeles, CA, School District General Obligation, Prerefunded 7/1/2013 @ 100, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,442,640
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,150,600
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,281,820
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	6,777,697
Series A, 5.0%, 7/1/2030	5,000,000	4,622,950
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,084,360
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,201,500
Series A, 5.25%, 8/1/2028	5,000,000	5,170,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,311,760
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,018,920
Series C, 5.0%, 5/1/2026	2,850,000	2,853,962
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012, INS: NATL	825,000	783,791
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC, NATL	6,260,000	6,643,550
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	25,000	25,214
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,626,659

		212,110,317
Colorado 1.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,631,680
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,547,625
Colorado, Housing & Finance Authority, Single Family Mortgage, "I", Series B3, 0.25% *, 11/1/2021, LOC: Fannie Mae, Freddie Mac	1,965,000	1,965,000
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,055
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	15,000	15,601
Series B-3, 6.55%, 5/1/2025	7,000	7,070
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,114,520

		13,351,551
Connecticut 0.3%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,583,970
Delaware 0.5%
Delaware, Transportation Authority Revenue:
5.0%, 9/1/2024	5,115,000	5,530,952
5.0%, 3/1/2025	1,000,000	1,070,440

		6,601,392
District of Columbia 1.0%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,847,976
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,496,700
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	4,066,326

		13,411,002
Florida 7.0%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	2,864,627
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	4,005,000	4,703,071
Florida, Citizens Property Insurance Corp., High Risk Senior Secured Notes:
Series A2, 2.0%, 4/21/2011	5,295,000	5,307,126
Series A, 5.0%, 3/1/2011, INS: NATL	4,000,000	4,001,480
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028, INS: Fannie Mae, Freddie Mac & Ginnie Mae	2,665,000	2,832,096
Florida, Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.0%, 7/1/2012	7,200,000	7,487,352
Florida, State Department of Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	6,740,000	7,028,202
Florida, State Department of Environmental Protection Preservation Revenue, Florida Forever Program, Series A, 5.0%, 7/1/2011, INS: FGIC, NATL	1,820,000	1,848,501
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,013,440
Series A, 5.75%, 10/1/2026	8,000,000	8,343,520
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,107,250
Series A-1, 5.5%, 10/1/2026	4,400,000	4,523,552
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC, NATL	3,000,000	3,161,700
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,275,700
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	7,465,050
Series C, 5.0%, 7/1/2030	10,000,000	9,865,200
Orlando, FL, Utilities Commission, Utility System Revenue, Series C, 5.0%, 10/1/2011	1,000,000	1,027,120
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,288,120
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,572,225
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017, INS: NATL	185,000	185,233

		94,900,565
Georgia 3.8%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	8,748,481
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,702,187
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,325,700
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,079,570
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016, INS: AGMC	8,500,000	9,206,435
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	8,968,619
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,678,265
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	2,160,000	2,287,159
Georgia, Municipal Electric Authority, Comb Cycle Project, Series A, 5.0%, 11/1/2027	1,000,000	1,013,720
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,841,700
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,793,025

		51,644,861
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	980,870
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,384,969
Series A, 5.25%, 7/1/2028	5,010,000	5,087,254
Series A, 5.25%, 7/1/2029	3,155,000	3,184,941
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	9,960,930

		20,618,094
Illinois 5.4%
Channahon, IL, Morris Hospital Revenue, Series A, 0.26% *, 12/1/2023, LOC: US Bank NA	1,330,000	1,330,000
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016, INS: NATL	1,100,000	1,177,561
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC, NATL	11,570,000	10,583,773
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,034,400
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011, INS: FGIC, NATL	5,000,000	4,944,600
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	320,000	339,619
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,503
5.15%, 1/1/2014	65,000	65,408
5.25%, 1/1/2016	150,000	150,209
5.5%, 1/1/2012	35,000	35,512
5.5%, 1/1/2019	255,000	247,404
5.75%, 1/1/2022	300,000	278,688
Illinois, Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.45%, Mandatory Put 10/3/2011 @ 100, 4/1/2013	1,500,000	1,493,235
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC, NATL	2,000,000	2,150,520
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.0%, 6/1/2019	3,500,000	3,411,975
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: FGIC, NATL	5,000,000	5,362,000
Illinois, State Building Revenue, Series B, 5.0%, 6/15/2011	1,420,000	1,436,841
Illinois, State General Obligation, 5.0%, 1/1/2024	5,000,000	4,745,050
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,006,650
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013, INS: AGMC	2,200,000	2,330,262
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,158,810
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,170,000	1,171,252
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013, INS: FGIC, NATL	3,865,000	3,585,019
Series A, Zero Coupon, 12/1/2014, INS: FGIC, NATL	4,000,000	3,559,720
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,239,014
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,966,604

		72,869,629
Indiana 1.9%
Indiana, Health & Educational Facility, Financing Authority Revenue, Clarian Health, Series D, 0.25% *, 2/15/2030, LOC: Branch Banking & Trust	2,285,000	2,285,000
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,339,075
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,265,200
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	1,305,000	1,373,748
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	5,340,000	5,743,330
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,198,260

		25,204,613
Iowa 0.7%
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	9,902,300
Kansas 1.1%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,504,182
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,942,658
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	7,773,150

		15,219,990
Kentucky 0.3%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,147,700
Kentucky, Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B, 2.25%, 4/1/2031	3,500,000	3,500,000

		4,647,700
Louisiana 0.7%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,376,316
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,598,190
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC, NATL	2,815,000	3,177,206
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,228,387

		9,380,099
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,110,350
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,717,500
Massachusetts 2.2%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	340,000	350,809
Holyoke, MA, Gas & Electric Department Revenue, Series A, 5.375%, 12/1/2016, INS: NATL	1,260,000	1,303,344
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	195,000	195,427
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014, INS: NATL	5,915,000	6,113,389
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,620,788
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, ETM, 5.25%, 12/15/2012	5,050,000	5,472,887
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,162,280
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,231,400

		30,450,324
Michigan 2.4%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,205,900
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	11,519,100
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	290,000	299,068
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2011	750,000	759,720
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	5,986,245
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,134,400
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,101,082

		33,005,515
Minnesota 0.4%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,027,229
Mississippi 2.3%
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018, INS: Radian	1,130,000	1,113,672
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project:
1.25%, Mandatory Put 11/1/2011 @ 100, 7/1/2017	4,000,000	4,001,440
1.75%, Mandatory Put 9/1/2011 @ 100, 3/1/2029	2,500,000	2,490,275
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034, INS: Ginnie Mae	2,550,000	2,228,267
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,278,941
Series D, 5.25%, 8/1/2027	5,000,000	5,138,250
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038, INS: Fannie Mae, Freddie Mac & Ginnie Mae	4,965,000	5,301,776
Mississippi, State University Educational Building Corp. Revenue, Residence Hall & Refunding Project, Series A, 3.5%, 8/1/2011, INS: FGIC, NATL	1,000,000	1,012,440
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,168,960

		30,734,021
Missouri 0.6%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019, INS: Ginnie Mae	115,000	117,460
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,759,296
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040, INS: Fannie Mae, Ginnie Mae	2,175,000	2,302,651
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027, INS: Freddie Mac	1,265,000	1,352,677

		7,532,084
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,726,890
Nevada 1.2%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,060,004
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	2,570,000	2,689,171
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,174,155
5.0%, 6/1/2025	3,190,000	3,301,012
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,111,213
Clark County, NV, School District, Series A, 4.5%, 6/15/2012, INS: AMBAC	2,200,000	2,299,616
Nevada, Housing Division, Single Family Mortgage, Series B-1, 4.95%, 4/1/2012	10,000	10,082

		16,645,253
New Hampshire 0.0%
New Hampshire, Senior Care Revenue, Higher Educational & Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	215,000	215,327
New Jersey 1.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,382,965
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,477,441
Series W, 5.0%, 3/1/2019	3,000,000	3,218,130
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011, INS: NATL	140,000	142,496
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC, NATL	7,000,000	7,530,740
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011, INS: NATL	85,000	86,563

		16,838,335
New Mexico 0.4%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,780,000	1,909,637
Class I, Series D, 5.35%, 9/1/2040, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,720,000	1,855,295
Series I-B-2, 5.65%, 9/1/2039, INS: Fannie Mae, Freddie Mac & Ginnie Mae	945,000	1,027,990

		4,792,922
New York 5.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.23% *, 7/1/2038, LOC: TD Bank NA	3,230,000	3,230,000
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018, INS: NATL	450,000	450,121
New York, Metropolitan Transportation Authority Revenue:
Series E-2, 0.24% *, 11/1/2035, LOC: BNP Paribas	5,000,000	5,000,000
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,550,800
New York, State Dormitory Authority Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019	5,000,000	5,601,150
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,057,270
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,030,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series F-2, 0.27% *, 6/15/2033, SPA: JPMorgan Chase Bank	17,000,000	17,000,000
Series AA, 5.0%, 6/15/2021	10,000,000	10,998,000
New York, NY, General Obligation, Series J, 5.25%, 5/15/2015, INS: NATL	4,000,000	4,401,920
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,454,700
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	370,000	375,754

		72,149,715
North Carolina 0.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,016,720
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,143,468
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,216,340
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,057,350

		8,433,878
North Dakota 0.3%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013, INS: NATL	1,250,000	1,252,362
Fargo, ND, Sanford Health Systems Revenue:
4.0%, 11/1/2012	1,600,000	1,654,192
5.5%, 11/1/2021	1,250,000	1,319,125

		4,225,679
Ohio 2.6%
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,895,000	1,943,702
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	635,000	635,965
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013, INS: AGMC	1,140,000	1,170,130
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,286,848
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,037,300
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,598,010
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,610,000	1,715,246
Ohio, University of Akron, General Receipts, Series A, 5.0%, 1/1/2028, INS: AGMC	4,725,000	4,770,076
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,627,791
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,073,955
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018, INS: Ginnie Mae	850,000	860,787
5.35%, 7/20/2023, INS: Ginnie Mae	940,000	951,947

		35,671,757
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,504,365
Oregon 0.6%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2027, INS: AGMC	6,535,000	6,648,448
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	1,875,000	1,968,825

		8,617,273
Pennsylvania 1.7%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015, INS: NATL	3,370,000	3,473,627
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,635,000	1,644,025
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	801,160
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	20,000	20,565
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.26% *, 8/15/2031, INS: Fannie Mae, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,116,460
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,085,590
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	545,000	546,145
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,378,675
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	11,016,977
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	545,000	567,596
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	370,000	370,784

		23,531,604
Puerto Rico 2.1%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2012	2,000,000	2,080,440
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,126,330
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,223,193
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.0%, Mandatory Put 8/1/2011 @ 100, 8/1/2039	3,000,000	3,059,460
Series A, 5.25%, 8/1/2027	11,965,000	11,809,096
Series A, 5.5%, 8/1/2028	5,000,000	4,977,600

		28,276,119
Rhode Island 0.4%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,576,350
South Carolina 0.6%
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015, INS: AGMC	3,705,000	3,894,325
5.375%, 6/1/2016, INS: AGMC	3,900,000	4,099,290

		7,993,615
Tennessee 0.8%
Jackson, TN, Energy Authority, Water Systems Revenue, 0.25% *, 12/1/2023, LOC: US Bank NA	200,000	200,000
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,663,394
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded 11/1/2012 @ 100, 5.5%, 11/1/2015, INS: AMBAC	3,545,000	3,828,139
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013, INS: FGIC, NATL	3,310,000	3,579,666

		11,271,199
Texas 19.7%
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	4,240,000	4,657,343
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,677,869
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,468,103
5.0%, 2/15/2021	1,850,000	2,042,585
Dallas County, TX, Community College District, 5.0%, 2/15/2028	1,140,000	1,216,676
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,193,960
5.0%, 10/1/2030	5,000,000	5,186,900
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,405,839
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,115,360
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	9,709,735
Harris County, TX, Flood Control District, Contract Tax:
Series A, 5.0%, 10/1/2029	7,000,000	7,267,190
Series A, 5.0%, 10/1/2030	5,000,000	5,151,550
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	10,605,600
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	12,332,989
Houston, TX, Airport System Revenue, Series A, 5.25%, 7/1/2029	8,000,000	8,165,440
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	8,406,400
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @ 100, 5/15/2034, INS: AMBAC	2,285,000	2,306,136
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028 (a)	2,500,000	2,665,325
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015, INS: AGMC	8,250,000	8,542,957
Series B, Prerefunded 12/1/2012 @ 100, 5.75%, 12/1/2016, INS: AMBAC	1,000,000	1,089,290
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,637,050
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, Prerefunded 8/15/2011 @ 100, 5.2%, 8/15/2021, INS: AMBAC	350,000	356,776
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	6,699,052
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,217,420
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	500,000	517,260
McAllen, TX, General Obligation Certificates, 4.0%, 2/15/2012	600,000	619,998
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,434,051
Series A, 6.0%, 1/1/2022	7,000,000	7,569,170
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,458,280
Pasadena, TX, Independent School District:
5.0%, 2/15/2027	6,960,000	7,428,478
5.0%, 2/15/2028	5,930,000	6,288,053
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,726,609
Plano, TX, Independent School District, 5.0%, 2/15/2013	2,500,000	2,705,875
Richardson, TX, General Obligation, 4.0%, 2/15/2012	500,000	517,265
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,552,090
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC, NATL	3,000,000	3,425,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	4,800,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,151,060
Series A, 5.0%, 2/15/2019	2,480,000	2,638,794
Series A, 5.0%, 2/15/2020	6,180,000	6,454,886
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,565,575
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,096,970
Series A, 5.0%, 11/1/2019	1,250,000	1,363,575
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,311
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,014,250
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,215,650
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,626,733
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	37,908
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	5,867,983
5.5%, 8/1/2020	3,790,000	3,849,427
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039, INS: Fannie Mae, Freddie Mac & Ginnie Mae	6,925,000	7,395,277
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013	4,175,000	4,488,918
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	10,981,300
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,464,320
Texas, Transportation Commission Turnpike Systems Revenue, 2.75%, Mandatory Put 2/15/2013 @ 100, 8/15/2042	5,000,000	5,017,100
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015, INS: AGMC	3,710,000	4,012,810
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series A, 5.625%, 7/15/2013	2,290,000	2,300,282
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,393,480
Series A, 5.0%, 7/15/2020	3,150,000	3,506,297
Series B, 5.25%, 7/15/2021	3,000,000	3,362,760
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,677,330
5.0%, 12/15/2027	2,770,000	2,793,351
5.0%, 12/15/2028	2,905,000	2,912,989

		267,891,050
Utah 0.3%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	750,000	776,168
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,070,492

		3,846,660
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,298,325
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2012	1,000,000	1,017,920

		2,316,245
Virginia 0.1%
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	760,000	826,432
Washington 4.9%
King County, WA, General Obligation, Series A, 4.0%, 12/1/2011	1,610,000	1,654,645
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	7,779,902
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,371,823
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,011,984
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,074,750
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	15,752,700
Series 2011-A, 5.0%, 8/1/2031	17,845,000	18,309,684
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,390,000	1,467,632
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 0.24% *, 12/1/2032, LOC: US Bank NA	1,060,000	1,060,000
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,117,260
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,343,980

		65,944,360
West Virginia 0.3%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC, NATL	2,940,000	3,296,887
Wisconsin 2.5%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012	65,000	65,231
Series A, 6.0%, 2/1/2017	405,000	409,111
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,562,200
Series 3, 5.5%, 6/1/2025	5,000,000	5,510,150
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,582,150
Wisconsin, State General Obligation:
Series C, Prerefunded 5/1/2012 @ 100, 5.25%, 5/1/2016, INS: NATL	7,705,000	8,132,396
Series A, 5.25%, 5/1/2026	3,500,000	3,857,945
Series D, Prerefunded 5/1/2011 @ 100, 5.75%, 5/1/2015	4,000,000	4,038,120
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013	2,000,000	2,096,440
Wisconsin, State Health & Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,054,880

		33,308,623

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,325,702,208) †	98.8	1,341,214,451
Other Assets and Liabilities, Net	1.2	16,553,753

Net Assets	100.0	1,357,768,204

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of February 28, 2011.

†
The cost for federal income tax purposes was $1,325,473,218.  At February 28, 2011, net unrealized  appreciation for all securities based on tax cost was $15,741,233.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,863,059 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,121,826.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$1,341,214,451	$—	$1,341,214,451
Total	$—	$1,341,214,451	$—	$1,341,214,451

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011